NOTE RECEIVABLES	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
NOTE RECEIVABLES
NOTE 10 - NOTE RECEIVABLES

NOTE 10 - NOTE RECEIVABLES

As of September 30, 2021, Note receivables consist of the following:

	September 30, 2021	December 31, 2020
Note receivables	$3,713,228	$3,097,981
	$3,713,228	$3,097,981

Note receivable is related to the short-term loan of RMB 30 million (approximately of US$4.65 million) to a third party with annual interest of 5%, which has been matured on November 4, 2021.

On October 3, 2021, the third party lender has entered the supplementary agreement with the company to extend the loan period to May 4, 2022.

The accrued interest and principal amount of the loan for the period ended September 30, 2021 and December 31, 2020 are as follow:

	September 30, 2021	December 31, 2020
Principal	$3,589,156	$3,064,336
Accrued interest	124,072	33,645
	$3,713,228	$3,097,981

NOTE 7 - NOTE RECEIVABLES

As of December 31, 2020, Note receivables consist of the following:

	December 31, 2020	December 31, 2019
Note receivables	3,097,981	-

Note receivable is related to the short-term loan of RMB 20 million (approximately of USD 3.1 million) to a third party with annual interest of 5%, which will be matured on November 4, 2021. As at December 31, 2020, the accrued interest for the loan is $33,646.